Goodwill and Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 1,347,081	¥ 1,319,004
Accumulated amortization	(823,512)	(769,705)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	337,675	304,686
Accumulated amortization	(223,738)	(190,151)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,925	29,401
Accumulated amortization	(12,531)	(6,677)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	29,825	31,903
Accumulated amortization	(12,979)	(13,054)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	126,743	114,333
Accumulated amortization	(94,009)	(84,640)
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	448,109	451,738
Accumulated amortization	(297,057)	(295,854)
Music catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	217,056	225,623
Accumulated amortization	(91,303)	(88,816)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	31,923	32,387
Accumulated amortization	(28,857)	(27,174)
Television carriage contracts (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	59,607	60,036
Accumulated amortization	(15,563)	(11,272)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	59,218	68,897
Accumulated amortization	¥ (47,475)	¥ (52,067)